Consolidated Statement of Income - CAD ($) $ in Millions		3 Months Ended
		Jan. 31, 2020		Oct. 31, 2019	Jan. 31, 2019
Interest income
Loans	[1]	$ 7,387		$ 7,371	$ 7,091
Securities	[1]	550		562	516
Securities purchased under resale agreements and securities borrowed	[1]	99		106	130
Deposits with financial institutions	[1]	200		213	254
Interest income	[1]	8,236		8,252	7,991
Interest expense
Deposits		3,329		3,477	3,335
Subordinated debentures		70		83	61
Other	[2]	445		356	321
Interest expenses		3,844		3,916	3,717
Net interest income		4,392		4,336	4,274
Non-interest income
Card revenues		265		245	244
Banking services fees		441		473	433
Credit fees		340		345	324
Mutual funds		495		476	447
Brokerage fees		224		226	216
Investment management and trust		251		263	257
Underwriting and other advisory		164		146	92
Non-trading foreign exchange		185		161	160
Trading revenues		486		376	329
Net gain on sale of investment securities		41		125	22
Net income from investments in associated corporations		91		161	129
Insurance underwriting income, net of claims		149		158	184
Other fees and commissions		188		221	252
Other		429		256	241
Total non-interest income		3,749		3,632	3,330
Total revenue		8,141		7,968	7,604
Provision for credit losses		926		753	688
Profit from operating activity		7,215		7,215	6,916
Non-interest expenses
Salaries and employee benefits		2,295		2,115	2,164
Premises and technology	[2]	610		712	696
Depreciation and amortization	[2]	399		271	248
Communications		109		118	109
Advertising and business development		133		174	139
Professional		185		243	218
Business and capital taxes		141		126	137
Other		546		552	460
Total non-interest expenses		4,418		4,311	4,171
Income before taxes		2,797		2,904	2,745
Income tax expense		471		596	498
Net income		2,326	[3]	2,308	2,247
Net income attributable to non-controlling interests in subsidiaries		39		107	111
Net income attributable to equity holders of the Bank		2,287		2,201	2,136
Preferred shareholders and other equity instrument holders		25		64	29
Common shareholders		$ 2,262		$ 2,137	$ 2,107
Earnings per common share (in dollars)
Basic	[4]	$ 1.86		$ 1.76	$ 1.72
Diluted	[4]	1.84		1.73	1.71
Dividends paid per common share (in dollars)		$ 0.90		$ 0.90	$ 0.85

[1]	Includes interest income on financial assets measured at amortized cost and FVOCI, calculated using the effective interest method, of $8,115 for the quarter ended January 31, 2020 (October 31, 2019 – $8,146; January 31, 2019 – $7,923).
[2]	The amounts for the period ended January 31, 2020 have been prepared in accordance with IFRS 16; prior period amounts have not been restated (refer to Notes 3 and 4).
[3]	The amounts for the period ended January 31, 2020 have been prepared in accordance with IFRS 16; prior year amounts have not been restated (refer to Notes 3 and 4).
[4]	Earnings per share calculations are based on full dollar and share amounts.